Label		Element	Value
Hennessy Large Cap Financial Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Hennessy Large Cap Financial Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Hennessy Large Cap Financial Fund seeks capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect the implementation of a shareholder servicing agreement, which is effective as of March 1, 2015, and to reflect current fees included in “All Remaining Other Expenses.”
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because of this restatement, the “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets shown in the Fund’s most recent annual report.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap companies “principally engaged” in the business of providing financial services.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  The Fund’s investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have a low price-to-earnings ratio and low price-to-book ratio relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Medium- and Large-Sized Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Compared to larger companies, medium-sized companies may have a shorter history of operations, and may have more limited liquidity and greater price volatility than larger, more established companies.  Medium companies may have limited product lines, markets or financial resources as compared with large companies.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have greater impact on the Fund’s performance.

Risk Lose Money [Text]		rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Financial Services Index.  For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The performance information shown reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.  Prior to June 15, 2015, the date that this Prospectus was amended and restated, the Institutional Class shares were not offered to investors.  The Fund is the successor to the FBR Large Cap Financial Fund (the “Predecessor Large Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Financial Services Index.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	We use the Russell 1000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	hennessyfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	HENNESSY LARGE CAP FINANCIAL FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

The year-to-date return of the Fund ’s Investor Class shares through March 31, 2015 was -3.92%.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.92%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	27.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	Performance of the Fund ’s Institutional Class shares will differ from that of the Fund ’s Investor Class shares as the share classes have different expenses and inception dates.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
We use the Russell 1000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Caption		rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2014)
Hennessy Large Cap Financial Fund | Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	14.66%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	13.84%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	1.85%
Hennessy Large Cap Financial Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.24%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.64%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.96%
Hennessy Large Cap Financial Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing		rr_Component1OtherExpensesOverAssets	0.10%
All Remaining Other Expenses		rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,845
Annual Return 2005		rr_AnnualReturn2005	(0.45%)
Annual Return 2006		rr_AnnualReturn2006	14.15%
Annual Return 2007		rr_AnnualReturn2007	(11.95%)
Annual Return 2008		rr_AnnualReturn2008	(29.11%)
Annual Return 2009		rr_AnnualReturn2009	33.23%
Annual Return 2010		rr_AnnualReturn2010	7.42%
Annual Return 2011		rr_AnnualReturn2011	(18.38%)
Annual Return 2012		rr_AnnualReturn2012	27.77%
Annual Return 2013		rr_AnnualReturn2013	42.03%
Annual Return 2014		rr_AnnualReturn2014	7.85%
Label		rr_AverageAnnualReturnLabel	Hennessy Large Cap Financial Fund Returns before taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.85%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.41%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.95%
Hennessy Large Cap Financial Fund | Investor Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Hennessy Large Cap Financial Fund Returns after taxes on distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.35%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.73%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.88%
Hennessy Large Cap Financial Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Hennessy Large Cap Financial Fund Returns after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	6.50%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	9.09%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.99%
Hennessy Large Cap Financial Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing		rr_Component1OtherExpensesOverAssets	none
All Remaining Other Expenses		rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.17%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,420

[1]	"Distribution and Service (12b-1) Fees" have been restated to reflect a reduction in the amount of such fees from 0.25% to 0.15%, which is effective as of March 1, 2015. Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[2]	"Other Expenses" have been restated to reflect the implementation of a shareholder servicing agreement, which is effective as of March 1, 2015, and to reflect current fees included in "All Remaining Other Expenses." Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[3]	"Other Expenses" are based on estimated amounts for the current fiscal year.